Payables and Accrued Expenses (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Assets, Total USD ($)	Dec. 31, 2013 Assets, Total CNY	Dec. 31, 2012 Assets, Total CNY	Dec. 31, 2013 Share Based Award USD ($)		Dec. 31, 2013 Share Based Award CNY		Dec. 31, 2012 Share Based Award CNY		Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co., Ltd. CNY
Accounts Payable and Accrued Liabilities [Line Items]
Payroll and welfare payables	$ 11,932,881	72,238,085	67,327,973
Business and other taxes and related surcharges	10,912,336	66,060,009	64,905,302
Other payables				2,099,005	12,706,745	4,960,542	1,455,356	[1]	8,810,286	[1]	25,320,305	[1]
Accrued expenses	8,197,651	49,626,123	45,013,072
Payable for the reacquisition of Beijing Giant Zhengtu													28,625,000
Others	310,595	1,880,246	2,441,891
Total	$ 34,907,824	211,321,494	238,594,085

[1]	Starting from 2008, the Group uses a broker to facilitate the cashless exercise of share-based awards by employees which results in the Group receiving exercise proceeds from the broker with the related pass through proceeds due to employees recorded within other payables.